Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accruals and Other Payables [Abstract]
Accrued staff costs	$ 55,634	$ 30,822
Accrued professional fees	171,556	219,063
Payables for rental of server	4,492	1,787
Others	13,351	10,406
Total	$ 245,033	$ 262,078